Employee benefit plans (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Employee benefit plans [Abstract]
Employee benefit plans
Note 16 - Employee benefit plans

The Company made contributions to its qualified defined contribution 401(k) plan and recognized expense of less than $0.1 million during the three months ended March 31, 2020 and March 31, 2019, respectively.

Note 16 - Employee benefit plans

The Company maintains a qualified defined contribution 401(k) plan, which covers substantially all of our employees. Under the plan, participants are entitled to make pre-tax and/or Roth post-tax contributions up to the annual maximums established by the Internal Revenue Service. The Company matches 100% of up to 3% and 50% of up to 5% of participant contributions pursuant to the terms of the plan, which contributions are limited to a percentage of the participant’s eligible compensation. The Company made contributions related to the plan and recognized expense of $0.1 million during the year ended December 31, 2019 and zero for the year ended December 31, 2018.